General and administrative expense	12 Months Ended
Dec. 31, 2021
General and administrative expense
General and administrative expense

27      General and administrative expense

General and administrative expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Staff Costs	90,105	66,976	83,549
Occupancy Costs	1,770	1,589	1,740
Professional fees	16,007	12,899	18,250
Travel and entertainment	5,857	1,735	1,910
Office and related expenses	8,388	7,361	7,332
General sub-contracts	5,786	1,611	1,212
Bank fees & payment costs	3,238	1,945	1,691
Bad debt expense / reversal	6,579	5,582	1,711
Tax expenses	12,991	14,747	11,125
Depreciation and amortization	8,851	9,282	9,656
Other general and administrative expense	2,211	8,294	4,589
General and administrative expense	161,783	132,021	142,765

Staff costs expense includes share options granted to eligible employees of USD 34,548 thousand (2020: USD 24,708 thousand and 2019: USD 41,717 thousand).

As of December 31, 2021 Tax expenses, that refers to other taxes expenses than income tax, includes mainly USD 7,064 thousand (December 31, 2020: USD 9,426 thousand and 2019: USD 7,307 thousand) for expenses related to withholding taxes and USD 994 thousand (December 31, 2020: USD 2,729 thousand and 2019: USD 3,330 thousand) related to VAT.

As of December 31, 2021 Other general and administrative expense includes USD 4,238 thousand (2020: USD 3,139 thousand and 2019: USD 1,769 thousand) for insurance premiums. As of December 31, 2020 Other general and administrative expense also included the expense related to the class action settlement described in Note 18.